PROJECT ASSETS AND DEFERRED PROJECT COSTS (Tables)	12 Months Ended
Dec. 31, 2017
PROJECT ASSETS, CONTRACT COSTS AND DEFERRED PROJECT COSTS [Abstract]
Schedule of project assets and deferred project costs
	At December 31,
	2016	2017
Project assets - Module cost	$6,822,294	$16,369,965
Project assets - Development	42,615,862	61,259,796
Project assets - Others	5,449,251	6,407,213
Total project assets	54,887,407	84,036,974

Current portion	48,177,416	76,556,400
Non-current portion	6,709,991	7,480,574

Total deferred project costs	16,374,899	17,957,041

Current portion	-	17,957,041
Non-current portion	16,374,899	-

Total project assets and deferred project costs	$71,262,306	$101,994,015